Exhibit 99.1

KPMG LLP	Telephone	+1 703 286 8000
1676 International Drive	Fax	+1 703 286 8010
McLean, VA 22102	kpmg.com

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)

Barclays Capital Inc.

Citigroup Global Markets, Inc.

(together with the Company, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2018-2, Automobile Receivables Backed Notes (the “Notes”) – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “Stat Pool Cut 3-21- 2018_KPMG.xlsx,” containing certain information related to 32,925 automobile loan contracts as of the close of business on March 21, 2018 (the “Cutoff Date”) provided by the Company on March 27, 2018 (the “Data File”), which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Loans” refers to automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles.

•	The term “Source Documents” refers to the following information sources provided by the Company: Sales Contract, Notice Letter, Shaw Loan Operating System, Global Search imaging system (“Global Search System”), Customer Acquisition and Life Cycle Management System (“CALMS”), APLNContract within the Company’s data warehouse (“APLNContract”), and an electronic file containing information on 22 of the Selected Loans (defined below) (Application Numbers: 3230814, 3516354, 3695975, 3758660, 3773034, 3822954, 3849913, 3855277, 3858356, 3971694, 4103582, 4143584, 4164176, 4170599, 4199031, 4234490, 4279527, 4419058, 4431785, 4488803, 4600115, 4658124) which we were informed were extracted from the Company’s Origenate System (“Origenate Schedule”). For these 22 Selected Loans, the source information was stored in the Company’s Origenate System, which is no longer active and has been replaced by CALMS. The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Title Certificate” refers to a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, and/or Notice of Lien Application provided to us by the Company.

•	The term “Application for Financing” refers to the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided to us by the Company.

•	The term “Provided Information” means the Source Documents, Title Certificate, and Application for Financing.

We performed the following procedures:

A.	We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.	For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract or Shaw Loan Operating System or Title
Certificate
Origination Date	Sales Contract and Shaw Loan Operating System
Monthly P&I Payment	Sales Contract or Shaw Loan Operating System
Original Amount Financed	Sales Contract and Shaw Loan Operating System
Original Term to Maturity	Sales Contract and Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract or Shaw Loan Operating System
Model Type (New/Used)	Sales Contract or CALMS or Origenate Schedule
Vehicle Model Year	Sales Contract or CALMS or Origenate Schedule
Vehicle Make	Sales Contract or CALMS or Origenate Schedule
Vehicle Model	Sales Contract or CALMS or Origenate Schedule
Borrower State (current)	Sales Contract or CALMS or Origenate Schedule
FICO Score	CALMS or Origenate Schedule or Shaw Loan Operating System or APLNContract
Custom Score	CALMS or Origenate Schedule or Shaw Loan Operating System or APLNContract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents noted above.

For one Selected Loan (Application Number: 4234490), the APR in the Data File did not agree to the APR in the Sales Contract. The Company provided a Notice Letter sent to the borrower on May 20, 2013, stating that the borrower was incorrectly contracted at a higher APR than intended. The correct APR indicated in the Notice Letter agreed to the information contained in the Data File. However, the Monthly P&I Payment indicated in the Notice Letter did not agree to the information included in the Data File. We brought this difference to the attention of the Company, who informed us that they did not consider this to be an exception because the Monthly P&I Payment indicated in the Notice Letter agreed to the Monthly P&I Payment indicated in the Shaw Loan Operating System. We make no representation as to the validity of such Notice Letter.

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and dealer state address were located within the United States.

D.	For each Selected Loan, we were provided access to the Company’s CALMS and Global Search System and observed the existence of:

i)	the underwriting overview screen capture had a credit approval notation,

ii)	an electronic copy of the Title Certificate listing the Company as the security interest holder of the vehicle, and,

iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, Virginia

April 4, 2018

Exhibit A

Selected Loan Number	Application Number
1	3230814
2	3516354
3	3695975
4	3773034
5	63606549
6	3822954
7	3758660
8	64257788
9	3849913
10	3855277
11	3858356
12	3971694
13	4170599
14	4234490
15	4199031
16	4143584
17	64304055
18	4279527
19	4431785
20	4488803
21	4600115
22	64518429
23	50010977
24	4419058
25	4658124
26	51790801
27	60784736
28	61271114
29	61299927

Selected Loan Number	Application Number
30	64531117
31	61770968
32	60145562
33	62670965
34	63189048
35	62007367
36	63280451
37	64211368
38	64325914
39	63135848
40	64435592
41	64387910
42	64471305
43	64503735
44	64555162
45	64487720
46	64503017
47	64444411
48	64548543
49	64825536
50	64577225
51	64532132
52	64544549
53	64346279
54	64373048
55	64652451
56	64654253
57	64534280
58	64593359

Selected Loan Number	Application Number
59	4164176
60	64554113
61	64601220
62	64647240
63	64599551
64	64706384
65	64498108
66	64738270
67	64907918
68	64757634
69	64569766
70	64843024
71	64733009
72	64699301
73	64780713
74	64807359
75	64786113
76	64848504
77	64792139
78	64772839
79	64808423
80	64849566
81	64845248
82	65149208
83	65004868
84	64892271
85	64991121
86	65012459
87	64956016

1

Selected Loan Number	Application Number
88	64894399
89	64917562
90	65087956
91	64989520
92	64919868
93	64959905
94	65141794
95	65113483
96	65072528
97	65167525
98	65093431
99	65130337
100	65056047
101	65180819
102	65199190
103	64965779
104	65137564
105	65138823
106	65107198
107	65177638
108	65160259

Selected Loan Number	Application Number
109	65025349
110	65054590
111	65150024
112	65169413
113	64943012
114	65003641
115	65193015
116	65216039
117	65018308
118	65220959
119	64976030
120	65055681
121	65108077
122	65282072
123	64942726
124	65289125
125	65311641
126	65271031
127	4103582
128	65136181
129	65257763

Selected Loan Number	Application Number
130	65365699
131	65282310
132	64990324
133	64937101
134	65313289
135	65390395
136	65230990
137	65365834
138	65356524
139	65380038
140	65348998
141	65200255
142	65379302
143	65406690
144	65386184
145	65417807
146	65325210
147	65314059
148	65291089
149	65277744
150	65287440

2